Exhibit 99.4

Rebuttal Findings 10.29.2026

Seller:

Deal ID:

Total Loan Count: 799

Loans by Grade in Population
Loan Grade	Count	Percentage
1	701	87.73%
2	52	6.51%
3	46	5.76%

Trade Summary
Loan Status	Count	Percentage
Review Complete	733	91.74%
In Rebuttal	66	8.26%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	84	78	78	47	37	0	0	47	0	33	4
2	20	0	0	20	0	0	0	0	0	20	0
1	2293	0	0	2293	0	0	0	0	0	0	2293

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	31	11	0	20	7	0	20
HOC – Inaccurate	11	0	0	11	0	0	11
State Testing	9	0	0	9	0	0	9
Security Instrument – Name Discrepancy	4	4	0	0	1	0	0
Security Instrument – Incomplete	3	3	0	0	3	0	0
Security Instrument – Inaccurate	1	1	0	0	1	0	0
Note – Missing Signature	1	1	0	0	1	0	0
Security Instrument – Non-Borrowing Spouse/Missing	1	1	0	0	1	0	0
Compliance Finding – Other	1	1	0	0	0	0	0
Valuation	73	73	0	0	40	0	33
Appraisal – Value is not supported within a 10% variance	73	73	0	0	40	0	33